Shareholder Report, Holdings (Details) - C000005460	Jun. 30, 2025
Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PTC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Tyler Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Textron
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%